Income (Expense) from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations - Schedule of Result from Non-Current Assets and Disposal Groups Held for Sale Not Admissible as Discontinued Operations (Details) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income from assets received in payment or awarded in judicial auction
Gain (loss) on sale of assets received in lieu of payment or awarded in judicial auction	$ 2,153	$ 2,361	$ 1,358
Other income from assets received in lieu of payment or awarded in judicial auction	201	57	53
Provisions for adjustments to net realizable value of assets received in lieu of payment or awarded in judicial auction	(2,583)	(3,350)	(2,250)
Write-off of assets received in lieu of payment or awarded in judicial auction	(225)	(1,187)	(485)
Expenses to maintain assets received in lieu of payment or awarded in judicial auction	(1,833)	(1,382)	(1,165)
Non-current assets held for sale
Investments in other companies
Intangible assets
Property and equipment	6,685	938	2,971
Assets for recovery of assets transferred in financial lease operations	1,644	2,105	2,325
Other assets
Disposal groups held for sale
Total	$ 6,042	$ (458)	$ 2,807